Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 169,943	¥ (93,321)	¥ (173,053)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		127,242	(63,260)	(209,361)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		6,748	61,046	37,129
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	37,875	(94,607)	5,131
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[2]	(467)	(2,830)	(6,694)
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (1,455)	¥ 6,330	¥ 742

[1]	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
[2]	Amounts include the net loss of ¥7,594 million, ¥754 million and ¥736 million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2017, 2018 and 2019, respectively.